SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - 401(k) PROFIT SHARING PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unpaid participant distributions liability	$ 0	$ 0
Excess contributions payable	265,502	271,051
Revenue sharing amounts used to offset plan expenses	12,350
Undistributed administrative revenues	19,166	6,586
Employer's securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of investment to total investments	$ 42,224,320	$ 47,972,130
Concentration of investment to total investments (as a percent)	17.10%	22.50%